Going Concern	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2 – Going Concern

The Company has a history of and expects to continue to report stockholders’ deficit, negative cash flows from operations and loss from operations. Additional funds are required for further exploratory activity and to maintain its claims prior to attaining a revenue generating status. There are no assurances that a commercially viable mineral deposit exists on any of our properties. In addition, the Company may not find sufficient ore reserves to be commercially mined. As such, there is substantial doubt about the Company’s ability to continue as a going concern.

Management is working to secure additional funds through the exercise of stock warrants already outstanding, equity financing, debt financing or joint venture agreements. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

NOTE 3 – Going concern

These consolidated financial statements have been prepared in conformity with GAAP with the on-going assumption that we will be able to realize our assets and discharge our liabilities in the normal course of business. However, certain conditions noted below currently exist which raise substantial doubt about our ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should we be unable to continue as a going concern. Our operations have primarily been funded by the issuance of common stock and debt. Continued operations are dependent on our ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity financings, joint venture agreements or debt. Such financings may not be available or may not be available on reasonable terms.

The Company has incurred losses from operations, has a working capital deficit and requires additional funds for further exploratory activity and to maintain its claims prior to attaining a revenue generating status. There are no assurances that a commercially viable mineral deposit exists on any of our properties. In addition, the Company may not find sufficient ore reserves to be commercially mined. As such, there is substantial doubt about the Company’s ability to continue as a going concern.

Management is working to secure additional funds through the exercise of stock warrants already outstanding, equity financings, debt financings or joint venture agreements. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.